UNIT-BASED COMPENSATION - Schedule of Weighted Average Assumptions Used (Details) - Employee Stock Option	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.50%	1.50%
Expected volatility of common units(1)	44.80%	44.80%
Expected dividend yield(2)	0.00%	0.00%
Expected life of options (in years)	5 years	5 years